February 10, 2014

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                             ING Partners, Inc.

(File Nos. 333-32575 and 811-08319)

Dear Ladies and Gentlemen:

Attached for filing via the EDGAR system is Post-Effective Amendment No. 63 to the Registration Statement of the above referenced registrant (“Registrant”).  This Post-Effective Amendment is being filed in reliance on Rule 485(a) under the Securities Act of 1933 (the “1933 Act”) and shall become effective on May 1, 2014.  The Registrant is filing the Amendment for the purpose of updating the Registrant’s Prospectuses and Statements of Additional Information, in compliance with annual updating requirements pursuant to section 10(a)(3) of the 1933 Act.

Should you have any questions or comments regarding this filing, please contact Jay Stamper at 480-477-2660 or the undersigned at 480-477-2649.

Sincerely,

/s/Paul A. Caldarelli

Paul A. Caldarelli
Vice President and Senior Counsel
ING Investment Management — ING Funds

Attachment

cc:        Huey P. Falgout, Jr., Esq.

ING Investments, LLC

Jeffrey S. Puretz, Esq.

Dechert LLP